Net Defined Benefit Liabilities - Summary of Expected Maturity Analysis of Undiscounted Pension Benefit Payments Including Expected Future Benefit (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2024 KRW (₩)
Disclosure Of Expected Maturity Analysis [Line Items]
Description of undiscounted pension benefits including expected future benefits	Amount determined under the promotion compensation type defined contribution plan is excluded.
Pension benefits	₩ 9,996,721	[1]
Expected contribution to plan assets	₩ 161,184
Bottom of range
Disclosure Of Expected Maturity Analysis [Line Items]
Weighted average duration of defined benefit obligation	1 year
Top of range
Disclosure Of Expected Maturity Analysis [Line Items]
Weighted average duration of defined benefit obligation	11 years
Up to 1 year
Disclosure Of Expected Maturity Analysis [Line Items]
Pension benefits	₩ 234,553	[1]
1~2 years
Disclosure Of Expected Maturity Analysis [Line Items]
Pension benefits	267,161	[1]
2~5 years
Disclosure Of Expected Maturity Analysis [Line Items]
Pension benefits	915,032	[1]
5~10 years
Disclosure Of Expected Maturity Analysis [Line Items]
Pension benefits	1,560,220	[1]
Over 10 years
Disclosure Of Expected Maturity Analysis [Line Items]
Pension benefits	₩ 7,019,755	[1]

[1]	Amount determined under the promotion compensation type defined contribution plan is excluded.